Risk Management (Details) - Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant (Parentheticals)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant [Abstract]
Effect on profit before tax increase, percentage	1.00%	1.00%
Effect on profit before tax decrease, percentage	1.00%	1.00%